United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-6061
(Investment Company Act File Number)

Federated Hermes Index Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: Six months ended 2025-04-30

Item 1.	Reports to Stockholders

Federated Hermes Mid-Cap Index Fund
Institutional Shares / FMCRX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15	0.31%
Key Fund Statistics
Net Assets	$261,184,049
Number of Investments	404
Portfolio Turnover Rate	16%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E882
3042108-A (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund

Federated Hermes Mid-Cap Index Fund
Service Shares / FMDCX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$27	0.56%
Key Fund Statistics
Net Assets	$261,184,049
Number of Investments	404
Portfolio Turnover Rate	16%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E205
3042108-B (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund

Federated Hermes Mid-Cap Index Fund
Class R6 Shares / FMCLX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$14	0.30%
Key Fund Statistics
Net Assets	$261,184,049
Number of Investments	404
Portfolio Turnover Rate	16%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E874
3042108-C (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Mid-Cap Index Fund
Federated Hermes Max-Cap Index Fund
Class C Shares / MXCCX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$69	1.41%
Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E502
2052905-A (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Class R Shares / FMXKX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	1.11%
Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E809
2052905-B (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Institutional Shares / FISPX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%
Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E106
2052905-C (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Federated Hermes Max-Cap Index Fund
Service Shares / FMXSX
Semi-Annual Shareholder Report | April 30, 2025
A Portfolio of Federated Hermes Index Trust
This semi-annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$32	0.66%
Key Fund Statistics
Net Assets	$216,969,965
Number of Investments	478
Portfolio Turnover Rate	17%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E403
2052905-D (6/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.2%
		Communication Services—1.2%
6,492	[2]	Echostar Holding Corp.	$ 145,940
20,986	[2]	Frontier Communications Parent, Inc.	760,742
10,306		Iridium Communications, Inc.	248,684
15,451		New York Times Co., Class A	804,379
3,501		Nexstar Media Group, Inc., Class A	523,960
13,728		Warner Music Group Corp.	418,018
25,686	[2]	ZoomInfo Technologies, Inc.	219,872
		TOTAL	3,121,595
		Consumer Discretionary—13.0%
4,770	[2]	Abercrombie & Fitch Co., Class A	331,133
25,103		Aramark	839,193
6,770		Autoliv, Inc.	631,167
2,441	[2]	AutoNation, Inc.	425,100
24,866		Bath & Body Works, Inc.	758,662
8,213		Boyd Gaming Corp.	567,847
6,248		Brunswick Corp.	287,720
5,393	[2]	Burlington Stores, Inc.	1,213,641
17,563	[2]	Capri Holdings Ltd.	264,148
7,705	[2]	Cava Group, Inc.	712,173
15,685	[2]	Chewy, Inc.	588,188
2,115	[3]	Choice Hotels International, Inc.	266,723
6,960		Churchill Downs, Inc.	629,254
3,033		Columbia Sportswear Co.	188,562
6,551	[2]	Crocs, Inc.	631,647
5,483		Dick’s Sporting Goods, Inc.	1,029,378
3,928	[2]	Duolingo, Inc.	1,529,877
5,209	[2]	Five Below, Inc.	395,311
10,154	[2]	Floor & Decor Holdings, Inc.	725,402
38,500	[2]	GameStop Corp.	1,072,610
21,069		Gap (The), Inc.	461,411
21,536		Gentex Corp.	469,054
15,354	[2]	Goodyear Tire & Rubber Co.	167,052
319		Graham Holdings Co.	293,496
3,493	[2]	Grand Canyon Education, Inc.	623,046
12,674		H&R Block, Inc.	765,129
10,851		Harley-Davidson, Inc.	243,279
5,875	[2]	Hilton Grand Vacations, Inc.	197,576
2,980		Hyatt Hotels Corp.	335,786
6,571		KB HOME	355,031
5,079		Lear Corp.	435,524
8,362	[2]	Light & Wonder International, Inc.	713,948
2,092		Lithia Motors, Inc.	612,454
36,099		Macy’s, Inc.	412,251
1,076		Marriott Vacations Worldwide Corp.	58,976
31,901	[2]	Mattel, Inc.	506,907
1,725		Murphy USA, Inc.	860,033
14,616		Nordstrom, Inc.	352,830
5,802	[2]	Ollie’s Bargain Outlet Holdings, Inc.	615,650
1,770		Penske Automotive Group, Inc.	275,536
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
7,971	[2]	Planet Fitness, Inc.	$ 753,977
1,852		Polaris, Inc., Class A	62,894
5,268		PVH Corp.	363,387
866	[2]	RH	159,370
13,656		Service Corp. International	1,091,114
12,461	[2]	Skechers USA, Inc., Class A	598,377
18,107	[3]	Somnigroup International, Inc.	1,105,613
9,798	[2]	Taylor Morrison Home Corp.	561,915
6,317		Texas Roadhouse, Inc.	1,048,369
7,713		The Wendy’s Co.	96,413
6,674		Thor Industries, Inc.	483,331
9,459		Toll Brothers Finance Corp.	954,129
2,776	[2]	TopBuild Corp.	821,030
9,233		Travel + Leisure Co.	405,606
7,745	[2]	Under Armour, Inc., Class A	44,301
1,378	[2]	Under Armour, Inc., Class C	7,496
39,427		V.F. Corp.	468,393
2,728		Vail Resorts, Inc.	379,738
12,035	[2]	Valvoline, Inc.	412,319
2,615	[2]	Visteon Corp.	207,082
5,244		Whirlpool Corp.	400,012
2,766		Wingstop, Inc.	729,920
7,362		Wyndham Hotels & Resorts, Inc.	627,979
8,032	[2]	YETI Holdings, Inc.	229,314
		TOTAL	33,854,784
		Consumer Staples—5.5%
38,403		Albertsons Cos., Inc.	844,098
12,147	[2]	Bellring Brands, Inc.	937,020
11,506	[2]	BJ’s Wholesale Club Holdings, Inc.	1,352,645
3,515		Casey’s General Stores, Inc.	1,626,004
13,905	[2]	Celsius Holdings, Inc.	486,119
558		Coca-Cola Bottling Co.	756,542
34,679	[2]	Coty, Inc., Class A	175,129
15,060	[2]	Darling Ingredients, Inc.	484,781
5,340	[2]	e.l.f. Beauty, Inc.	330,386
11,324		Flowers Foods, Inc.	199,189
7,103		Ingredion, Inc.	943,420
1,828		Lancaster Colony Corp.	297,562
15,325	[2]	Maplebear, Inc.	611,314
14,792	[2]	Performance Food Group Co.	1,193,123
3,817		Pilgrim’s Pride Corp.	208,332
4,332	[2]	Post Holdings, Inc.	490,252
10,250	[2]	Sprouts Farmers Market, Inc.	1,752,750
815	[2]	The Boston Beer Co., Inc., Class A	200,327
21,815	[2]	US Foods Holding Corp.	1,432,373
		TOTAL	14,321,366
		Energy—3.5%
31,724		Antero Midstream Corp.	525,032
30,899	[2]	Antero Resources Corp.	1,076,212
18,067		Championx Corp.	435,957
5,788		Chord Energy Corp.	522,251
8,408		Civitas Resources, Inc.	229,118
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
14,094	[2]	CNX Resources Corp.	$ 414,786
10,916		DT Midstream, Inc.	1,061,035
15,144		HF Sinclair Corp.	455,380
10,988		Matador Resources Co.	434,466
12,981		Murphy Oil Corp.	266,500
36,060		NOV, Inc.	418,657
27,764		Ovintiv, Inc.	932,315
5,809		PBF Energy, Inc.	99,799
60,573		Permian Resources Corp.	714,761
22,850		Range Resources Corp.	775,301
2,946	[2]	Valaris Ltd.	95,185
9,543		Viper Energy Partners LP	384,869
6,898		Weatherford International PLC	285,577
		TOTAL	9,127,201
		Financials—17.7%
2,770		Affiliated Managers Group, Inc.	458,795
26,026		Ally Financial, Inc.	850,009
6,839		American Financial Group, Inc.	866,228
48,738		Annaly Capital Management, Inc.	955,265
9,763		Associated Banc-Corp.	215,372
9,990		Bank OZK	425,574
7,814	[2]	Brighthouse Financial, Inc.	454,931
17,379		Cadence Bank	508,510
19,983		Carlyle Group LP/The	772,143
9,622		CNO Financial Group, Inc.	365,059
19,841		Columbia Banking Systems, Inc.	444,835
10,221		Comerica, Inc.	549,379
11,560		Commerce Bancshares, Inc.	702,154
6,082		Cullen Frost Bankers, Inc.	708,371
13,127		East West Bancorp, Inc.	1,123,015
31,847		Equitable Holdings, Inc.	1,574,834
9,944		Essent Group Ltd.	566,112
2,700	[2]	Euronet Worldwide, Inc.	267,570
3,352		Evercore, Inc., Class A	688,132
7,592		Federated Hermes, Inc.	308,311
24,616		Fidelity National Financial, Inc.	1,576,655
9,754		First American Financial Corp.	593,141
12,179		First Financial Bankshares, Inc.	408,118
49,618		First Horizon Corp.	897,093
3,687		FirstCash Holdings, Inc.	493,911
20,054		Flagstar Financial, Inc.	234,832
34,052		FNB Corp. (PA)	445,741
13,685		Glacier Bancorp, Inc.	557,801
3,225		Hamilton Lane, Inc.	498,230
10,672		Hancock Whitney Corp.	555,904
2,645		Hanover Insurance Group, Inc.	439,334
17,507		Home Bancshares, Inc.	485,819
5,116		Houlihan Lokey, Inc.	829,201
10,310		Interactive Brokers Group, Inc., Class A	1,771,773
5,065		International Bancshares Corp.	309,168
15,534		Janus Henderson Group PLC	515,884
15,417		Jefferies Financial Group, Inc.	720,436
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
5,688		Kemper Corp.	$ 336,275
2,095		Kinsale Capital Group, Inc.	911,870
23,526		MGIC Investment Corp.	586,033
2,115		Morningstar, Inc.	602,183
30,205		Old National Bancorp	621,921
25,561		Old Republic International Corp.	961,094
7,247		Pinnacle Financial Partners, Inc.	726,439
3,160		Primerica, Inc.	828,141
9,022		Prosperity Bancshares, Inc.	612,594
6,237		Reinsurance Group of America, Inc.	1,168,252
4,664		RenaissanceRe Holdings Ltd.	1,128,362
6,174		RLI Corp.	456,938
8,245		Ryan Specialty Group Holdings, Inc.	540,130
10,854		SEI Investments Co.	849,760
5,758		Selective Insurance Group, Inc.	502,270
5,003	[2,3]	Shift4 Payments, Inc.	409,245
19,923		SLM Corp.	575,974
10,710		South State Corp.	929,414
30,330		Starwood Property Trust, Inc.	582,033
9,675		Stifel Financial Corp.	829,051
13,367		Synovus Financial Corp.	579,058
2,622	[2]	Texas Capital Bancshares, Inc.	178,689
5,167		UMB Financial Corp.	488,643
13,518		United Bankshares, Inc.	463,532
17,177		Unum Group	1,333,966
59,862		Valley National Bancorp	514,813
11,029		VOYA Financial, Inc.	652,917
16,229		Webster Financial Corp. Waterbury	767,632
12,040		Western Alliance Bancorp	839,308
44,208		Western Union Co.	438,101
3,307	[2]	WEX, Inc.	431,134
5,146		Wintrust Financial Corp.	572,081
715	[2]	Yuanbao, Inc., ADR	11,411
14,002		Zions Bancorporation, N.A.	629,670
		TOTAL	46,196,574
		Health Care—8.9%
4,820	[2]	Acadia Healthcare Co., Inc.	112,788
3,101	[2]	Amedisys, Inc.	294,285
64,475	[2]	Avantor, Inc.	837,530
18,047	[2]	BioMarin Pharmaceutical, Inc.	1,149,413
2,340	[2]	Bio-Rad Laboratories, Inc., Class A	571,147
10,479		Bruker Corp.	419,789
1,419		Chemed Corp.	825,163
8,681	[2]	Cytokinetics, Inc.	371,894
18,823		Dentsply Sirona, Inc.	261,640
14,731	[2]	Doximity, Inc.	837,899
9,540		Encompass Health Corp.	1,116,085
4,387		Ensign Group, Inc.	565,879
24,074	[2]	Envista Holdings Corp.	387,110
26,502	[2]	Exelixis, Inc.	1,037,553
10,770	[2]	Globus Medical, Inc.	772,963
2,715	[2]	Haemonetics Corp.	171,099
Semi-Annual Financial Statements and Additional Information
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
12,047	[2]	Halozyme Therapeutics, Inc.	$ 739,927
9,756	[2]	HealthEquity Inc.	836,284
18,104	[2]	Hims & Hers Health, Inc.	599,242
16,546	[2]	Illumina, Inc.	1,283,970
5,725	[2]	Jazz Pharmaceuticals plc	669,596
6,584	[2]	Lantheus Holdings, Inc.	686,974
5,142	[2]	Livanova PLC	190,254
4,208	[2]	Masimo Corp.	677,320
2,366	[2]	Medpace Holdings, Inc.	729,651
9,441	[2]	Neurocrine Biosciences, Inc.	1,016,701
16,115	[2]	Option Care Health, Inc.	520,676
3,634	[2]	Penumbra, Inc.	1,064,180
12,919		Perrigo Co. PLC	332,277
4,934	[2]	Repligen Corp.	680,843
27,909	[2]	Roivant Sciences Ltd.	324,303
7,259	[2]	Sarepta Therapeutics, Inc.	452,962
14,483	[2]	Sotera Health Topco, Inc.	166,554
9,005	[2]	Tenet Healthcare Corp.	1,287,265
4,646	[2]	United Therapeutics Corp.	1,408,156
		TOTAL	23,399,372
		Industrials—20.8%
6,388		Aaon, Inc.	583,033
3,394		Acuity, Inc.	826,812
5,489		Advanced Drainage System, Inc.	622,947
12,565		AECOM	1,239,537
5,867		AGCO Corp.	497,698
11,654	[2]	Alaska Air Group, Inc.	515,923
62,266	[2]	American Airlines Group, Inc.	619,547
4,208		Applied Industrial Technologies, Inc.	1,023,722
3,038	[2,3]	Avis Budget Group, Inc.	281,410
8,659		BWX Technologies, Inc.	944,870
2,123	[2]	CACI International, Inc., Class A	972,058
4,210		Carlisle Cos., Inc.	1,597,611
3,137	[2]	Chart Industries, Inc.	423,432
4,798	[2]	Clean Harbors, Inc.	1,026,484
82,787		CNH Industrial NV	957,846
3,727		Comfort Systems USA, Inc.	1,481,669
2,364		Concentrix Corp.	120,706
18,009	[2]	Core & Main, Inc.	948,714
4,606		Crane Co.	741,474
3,566		Curtiss-Wright Corp.	1,229,878
11,308		Donaldson Co., Inc.	743,275
4,684		Emcor Group, Inc.	1,876,879
3,733		EnerSys, Inc.	323,278
5,380		Esab Corp.	646,246
18,059	[2]	Exlservice Holding, Inc.	875,500
4,807		Exponent, Inc.	378,215
14,990		Flowserve Corp.	677,998
12,759	[2]	Fluor Corp.	445,161
11,763		Fortune Brands Innovations, Inc.	633,085
3,345	[2]	FTI Consulting, Inc.	556,207
2,524		GATX Corp.	368,403
Semi-Annual Financial Statements and Additional Information
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
15,216		Genpact Ltd.	$ 764,756
15,989		Graco, Inc.	1,304,862
8,092	[2]	GXO Logistics, Inc.	293,254
7,682		Hexcel Corp.	372,346
4,849		Insperity, Inc.	315,233
7,708		ITT Corp.	1,056,150
12,617		KBR, Inc.	666,304
5,435	[2]	Kirby Corp.	523,771
15,330		Knight-Swift Transportation Holdings, Inc.	600,476
3,344		Landstar System, Inc.	448,598
5,343		Lincoln Electric Holdings, Inc.	941,437
2,224		Manpower, Inc.	95,788
6,866	[2]	Mastec, Inc.	874,179
5,360		Maximus, Inc.	358,906
5,094	[2]	Middleby Corp.	679,285
3,717		MSA Safety, Inc.	585,130
4,231		MSC Industrial Direct Co., Inc.	323,587
10,770		Mueller Industries, Inc.	792,241
10,692	[2]	NEXTracker, Inc.	434,202
15,607		nVent Electric PLC	856,980
6,161		Oshkosh Corp.	516,045
9,015		Owens Corning, Inc.	1,310,871
4,424	[2]	Parsons Corp.	295,789
4,815	[2]	Paylocity Corp.	924,961
17,462		RB Global, Inc.	1,758,423
2,961	[2]	RBC Bearings, Inc.	972,896
6,271		Regal Rexnord Corp.	663,723
4,919		Ryder System, Inc.	677,199
2,146	[2]	Saia, Inc.	523,624
3,614		Science Applications International Corp.	437,402
14,163		Sensata Technologies Holdings PLC	303,088
3,156		Simpson Manufacturing Co., Inc.	485,046
2,932		Terex Corp.	103,206
25,381		Tetra Tech, Inc.	791,633
4,133		The Brink’s Co.	368,829
6,042		Timken Co.	388,198
9,528		Toro Co.	650,572
7,951	[2]	Trex Co., Inc.	459,727
5,750		UFP Industries, Inc.	568,387
2,299		Valmont Industries, Inc.	674,113
3,037		Watsco, Inc.	1,396,534
2,591		Watts Industries, Inc., Class A	538,280
5,000		WESCO International, Inc.	814,800
5,621		Woodward, Inc.	1,054,331
11,102	[2]	XPO, Inc.	1,178,144
		TOTAL	54,322,924
		Information Technology—10.4%
7,492	[2]	Allegro MicroSystems, Inc.	142,872
10,743		Amkor Technology, Inc.	187,465
2,201	[2]	AppFolio, Inc.	454,551
4,940	[2]	Arrow Electronics, Inc.	550,118
4,185	[2]	ASGN, Inc.	210,840
Semi-Annual Financial Statements and Additional Information
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
10,915		Avnet, Inc.	$ 512,896
3,813		Belden, Inc.	393,158
6,555	[2]	Bill.Com Holdings, Inc.	298,711
5,653	[2]	Blackbaud, Inc.	342,233
13,457	[2]	Ciena Corp.	903,772
6,346	[2]	Cirrus Logic, Inc.	609,470
16,085		Cognex Corp.	439,121
14,674	[2]	Coherent Corp.	943,832
4,166	[2]	Commvault Systems, Inc.	696,264
2,205		Crane NXT Co.	103,459
19,130	[2]	DocuSign, Inc.	1,563,878
5,796		Dolby Laboratories, Class A	445,075
25,469	[2]	Dropbox, Inc.	727,140
28,346	[2]	Dynatrace Holdings LLC	1,331,412
14,310		Entegris, Inc.	1,132,207
2,817	[2]	Fabrinet	577,654
36,276	[2]	Flex Ltd.	1,245,718
7,909	[2]	Guidewire Software, Inc.	1,619,526
4,505	[2]	IPG Photonics Corp.	269,804
18,202	[2]	Kyndryl Holdings, Inc.	590,109
13,065	[2]	Lattice Semiconductor Corp.	639,270
2,350		Littelfuse, Inc.	428,429
4,647	[2]	Lumentum Holdings, Inc.	274,359
6,839	[2]	MA-COM Technology Solutions Holdings, Inc.	709,546
5,788	[2]	Manhattan Associates, Inc.	1,026,733
6,373		MKS Instruments, Inc.	447,002
3,401	[2]	Novanta, Inc.	404,243
15,508	[2]	Okta, Inc.	1,739,377
4,677	[2]	Onto Innovation, Inc.	570,454
5,391		Power Integrations, Inc.	264,806
31,929	[2]	Pure Storage, Inc.	1,448,299
2,447	[2]	Qualys, Inc.	307,612
10,092	[2]	Rambus, Inc.	492,389
3,073	[2]	Silicon Laboratories, Inc.	312,708
1,685	[2]	Synaptics, Inc.	93,787
7,134		TD SYNNEX Corp.	790,447
4,180		Universal Display Corp.	525,133
14,081		Vontier Corp.	447,917
		TOTAL	27,213,796
		Materials—6.1%
20,700		Alcoa Corp.	507,771
6,296		Aptargroup, Inc.	944,085
2,120		Ashland, Inc.	115,307
13,507	[2]	ATI, Inc.	734,511
8,651		Avient Corp.	288,165
20,656	[2]	Axalta Coating Systems Ltd.	671,320
5,134		Cabot Corp.	403,224
4,730		Carpenter Technology Corp.	925,235
34,367	[2]	Cleveland-Cliffs, Inc.	283,184
13,530		Commercial Metals Corp.	602,626
11,084		Crown Holdings, Inc.	1,067,722
3,152		Eagle Materials, Inc.	713,581
Semi-Annual Financial Statements and Additional Information
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
23,381		Graphic Packaging Holding Co.	$ 591,773
2,448		Greif, Inc., Class A	128,471
5,361	[2]	Knife River Corp.	500,610
7,323		Louisiana-Pacific Corp.	632,048
722		Newmarket Corp.	444,247
10,956		Olin Corp.	236,869
5,125		Reliance, Inc.	1,477,179
6,227		Royal Gold, Inc.	1,137,735
12,174		RPM International, Inc.	1,299,574
6,293		Scotts Miracle-Gro Co.	317,041
10,290		Silgan Holdings, Inc.	531,479
9,304		Sonoco Products Co.	381,464
18,728		United States Steel Corp.	818,601
3,169		Westlake Corp.	292,911
		TOTAL	16,046,733
		Real Estate—7.1%
8,415		Agree Realty Corp.	653,088
30,039		American Homes 4 Rent	1,123,158
34,019		Brixmor Property Group, Inc.	847,413
15,493		COPT Defense Properties	404,522
15,876		Cousins Properties, Inc.	437,225
21,415		Cubesmart	870,948
4,918		EastGroup Properties, Inc.	803,700
7,171		EPR Properties	354,893
18,091		Equity Lifestyle Properties, Inc.	1,171,935
12,536		First Industrial Realty Trust, Inc.	596,463
25,982		Gaming and Leisure Properties, Inc.	1,243,498
41,392		Healthcare Realty Trust, Inc.	642,818
21,823		Independence Realty Trust, Inc.	424,021
4,493	[2]	Jones Lang LaSalle, Inc.	1,021,753
10,068		Kilroy Realty Corp.	317,243
26,653		Kite Realty Group Trust	577,037
8,327		Lamar Advertising Co., Class A	947,696
6,640		National Storage Affiliates Trust	247,008
17,760		NNN REIT, Inc.	730,114
23,200		Omega Healthcare Investors, Inc.	905,960
8,229		Park Hotels & Resorts, Inc.	81,796
6,789		PotlatchDeltic Corp.	260,630
8,662		Rayonier, Inc.	211,872
18,297		Rexford Industrial Realty, Inc.	605,631
22,403		Sabra Health Care REIT, Inc.	399,894
17,666		STAG Industrial, Inc.	583,508
15,722		Vornado Realty Trust, LP	554,672
22,852		WP Carey, Inc.	1,426,879
		TOTAL	18,445,375
		Utilities—3.0%
7,478		Allete, Inc.	489,734
6,781		Black Hills Corp.	412,963
20,548		Essential Utilities, Inc.	845,139
3,916		Idacorp, Inc.	462,440
10,234		National Fuel Gas Co.	785,767
9,496		New Jersey Resources Corp.	464,734
Semi-Annual Financial Statements and Additional Information
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
5,807		Northwestern Energy Group, Inc.	$ 338,142
19,028		OGE Energy Corp.	863,491
5,365		ONE Gas, Inc.	421,206
5,442		Ormat Technologies, Inc.	395,089
10,354		Portland General Electric Co.	436,110
7,431		Southwest Gas Holdings, Inc.	536,593
5,525		Spire, Inc.	422,884
6,115		TXNM Energy, Inc.	325,318
20,341		UGI Corp.	666,981
		TOTAL	7,866,591
		TOTAL COMMON STOCKS (IDENTIFIED COST $166,973,100)	253,916,311
		INVESTMENT COMPANY—3.6%
9,471,335		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4] (IDENTIFIED COST $9,471,335)	9,471,335
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $176,444,435)[5]	263,387,646
		OTHER ASSETS AND LIABILITIES - NET—(0.8%)[6]	(2,203,597)
		NET ASSETS—100%	$261,184,049
At April 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P MidCap 400 E-Mini Index	26	$7,430,280	June 2025	$(254,549)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2025, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2024	$339,058	$6,288,306	$6,627,364
Purchases at Cost	$—	$42,133,549	$42,133,549
Proceeds from Sales	$(35,059)	$(38,950,520)	$(38,985,579)
Change in Unrealized Appreciation/Depreciation	$(13,410)	$—	$(13,410)
Net Realized Gain/(Loss)	$17,722	$—	$17,722
Value as of 4/30/2025	$308,311	$9,471,335	$9,779,646
Shares Held as of 4/30/2025	7,592	9,471,335	9,478,927
Dividend Income	$4,973	$208,067	$213,040

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,430,280 at April 30, 2025, which represents 2.8% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Semi-Annual Financial Statements and Additional Information
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
LP	—Limited Partnership
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.43	$14.72	$16.77	$23.51	$18.35	$20.69
Income From Investment Operations:
Net investment income[1]	0.11	0.21	0.21	0.21	0.21	0.20
Net realized and unrealized gain (loss)	(1.09)	4.34	(0.32)	(2.53)	7.99	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	(0.98)	4.55	(0.11)	(2.32)	8.20	(0.24)
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.20)	(0.18)	(0.22)
Distributions from net realized gain	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(2.36)	(1.84)	(1.94)	(4.42)	(3.04)	(2.10)
Net Asset Value, End of Period	$14.09	$17.43	$14.72	$16.77	$23.51	$18.35
Total Return[2]	(7.32)%	33.07%	(0.99)%	(11.85)%	48.88%	(1.41)%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4,5]	0.31%[5]	0.31%[5]	0.31%	0.31%	0.31%
Net investment income	1.39%[4]	1.28%	1.35%	1.17%	0.96%	1.22%
Expense waiver/reimbursement[6]	0.19%[4]	0.18%	0.17%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,037	$46,308	$38,699	$82,356	$109,614	$87,376
Portfolio turnover[7]	16%	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31% and 0.31% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.46	$14.74	$16.80	$23.54	$18.37	$20.70
Income From Investment Operations:
Net investment income[1]	0.09	0.17	0.17	0.16	0.15	0.17
Net realized and unrealized gain (loss)	(1.09)	4.35	(0.33)	(2.53)	8.00	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	(1.00)	4.52	(0.16)	(2.37)	8.15	(0.28)
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.19)	(0.15)	(0.12)	(0.17)
Distributions from net realized gain	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(2.34)	(1.80)	(1.90)	(4.37)	(2.98)	(2.05)
Net Asset Value, End of Period	$14.12	$17.46	$14.74	$16.80	$23.54	$18.37
Total Return[2]	(7.43)%	32.76%	(1.31)%	(12.06)%	48.52%	(1.63)%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4,5]	0.56%[5]	0.56%[5]	0.56%	0.56%	0.56%
Net investment income	1.14%[4]	1.04%	1.06%	0.92%	0.71%	0.95%
Expense waiver/reimbursement[6]	0.18%[4]	0.18%	0.16%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,456	$211,706	$189,138	$224,874	$306,048	$251,645
Portfolio turnover[7]	16%	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.56%, 0.56% and 0.56% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.47	$14.75	$16.80	$23.55	$18.38	$20.71
Income From Investment Operations:
Net investment income[1]	0.11	0.22	0.21	0.20	0.21	0.22
Net realized and unrealized gain (loss)	(1.09)	4.34	(0.32)	(2.53)	8.00	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	(0.98)	4.56	(0.11)	(2.33)	8.21	(0.23)
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.20)	(0.18)	(0.22)
Distributions from net realized gain	(2.25)	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(2.36)	(1.84)	(1.94)	(4.42)	(3.04)	(2.10)
Net Asset Value, End of Period	$14.13	$17.47	$14.75	$16.80	$23.55	$18.38
Total Return[2]	(7.30)%	33.08%	(0.98)%	(11.87)%	48.87%	(1.35)%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4,5]	0.30%[5]	0.30%[5]	0.30%	0.30%	0.30%
Net investment income	1.39%[4]	1.32%	1.30%	1.19%	0.96%	1.21%
Expense waiver/reimbursement[6]	0.15%[4]	0.15%	0.13%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,691	$44,006	$45,559	$43,205	$48,011	$37,590
Portfolio turnover[7]	16%	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.30% and 0.30% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $1,686,439 of securities loaned and $9,779,646 of investment in affiliated holdings* (identified cost $176,444,435, including $9,624,921 of identified cost in affiliated holdings)	$263,387,646
Receivable for investments sold	856,000
Due from broker (Note 2)	640,370
Income receivable	80,053
Receivable for shares sold	76,510
Total Assets	265,040,579
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$1,765,973
Payable for investments purchased	1,750,102
Payable for shares redeemed	149,447
Payable for other service fees (Notes 2 and 5)	39,419
Payable for custodian fees	22,158
Payable for transfer agent fees (Note 2)	17,119
Payable for variation margin on futures contracts	15,600
Payable for management fee (Note 5)	3,344
Payable to bank	1,989
Accrued expenses (Note 5)	91,379
TOTAL LIABILITIES	3,856,530
Net assets for 18,499,572 shares outstanding	$261,184,049
Net Assets Consist of:
Paid-in capital	$162,647,250
Total distributable earnings (loss)	98,536,799
NET ASSETS	$261,184,049
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($36,036,604 ÷ 2,557,953 shares outstanding) no par value, unlimited shares authorized	$14.09
Service Shares:
Net asset value per share ($183,455,947 ÷ 12,990,818 shares outstanding) no par value, unlimited shares authorized	$14.12
Class R6 Shares:
Net asset value per share ($41,691,498 ÷ 2,950,801 shares outstanding) no par value, unlimited shares authorized	$14.13

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Dividends (including $199,652 received from affiliated holdings* and net of foreign taxes withheld of $1,583)	$2,465,513
Net income on securities loaned (includes $13,388 earned from an affiliated holding* related to cash collateral balances) (Note 2)	965
TOTAL INCOME	2,466,478
Expenses:
Management fee (Note 5)	$434,658
Custodian fees	12,937
Transfer agent fees (Note 2)	79,537
Directors’/Trustees’ fees (Note 5)	2,489
Auditing fees	15,785
Legal fees	4,343
Other service fees (Notes 2 and 5)	252,030
Portfolio accounting fees	70,981
Share registration costs	27,168
Printing and postage	16,979
Commitment fees	7,908
Miscellaneous (Note 5)	38,848
TOTAL EXPENSES	963,663
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(219,816)
Reimbursement of other operating expenses (Notes 2 and 5)	(35,190)
Reduction of custodian fees (Note 6)	(680)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(255,686)
Net expenses	707,977
Net investment income	1,758,501
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $17,722 on sales of investments in affiliated holdings*) and foreign currency transactions	14,958,218
Net realized loss on futures contracts	(1,034,638)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(13,410) of investments in affiliated holdings*)	(36,056,495)
Net change in unrealized appreciation of futures contracts	(281,265)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(22,414,180)
Change in net assets resulting from operations	$(20,655,679)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,758,501	$3,329,454
Net realized gain	13,923,580	38,952,741
Net change in unrealized appreciation/depreciation	(36,337,760)	40,619,763
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(20,655,679)	82,901,958
Distributions to Shareholders:
Institutional Shares	(6,202,026)	(4,597,101)
Service Shares	(28,254,377)	(22,090,325)
Class R6 Shares	(5,953,013)	(5,556,470)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(40,409,416)	(32,243,896)
Share Transactions:
Proceeds from sale of shares	16,364,143	34,697,080
Net asset value of shares issued to shareholders in payment of distributions declared	39,557,946	31,340,882
Cost of shares redeemed	(35,692,545)	(88,073,170)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,229,544	(22,035,208)
Change in net assets	(40,835,551)	28,622,854
Net Assets:
Beginning of period	302,019,600	273,396,746
End of period	$261,184,049	$302,019,600
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursements and reduction of $255,686 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$15,155	$(8,827)
Service Shares	59,866	(26,363)
Class R6 Shares	4,516	—
TOTAL	$79,537	$(35,190)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$252,030
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage market risk and to maintain exposure to the S&P MidCap 400 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,233,657. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the
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borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,686,439	$1,765,973
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$254,549*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(1,034,638)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(281,265)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	187,837	$3,013,548	612,650	$9,917,177
Shares issued to shareholders in payment of distributions declared	370,978	6,027,896	296,895	4,461,388
Shares redeemed	(658,132)	(10,353,060)	(881,759)	(14,319,520)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(99,317)	$(1,311,616)	27,786	$59,045
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	501,508	$7,939,331	770,852	$12,653,318
Shares issued to shareholders in payment of distributions declared	1,704,750	27,776,853	1,446,503	21,729,046
Shares redeemed	(1,338,853)	(21,127,271)	(2,921,263)	(47,414,359)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	867,405	$14,588,913	(703,908)	$(13,031,995)
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	347,249	$5,411,264	735,153	$12,126,585
Shares issued to shareholders in payment of distributions declared	353,122	5,753,197	342,499	5,150,448
Shares redeemed	(268,417)	(4,212,214)	(1,647,169)	(26,339,291)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	431,954	$6,952,247	(569,517)	$(9,062,258)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,200,042	$20,229,544	(1,245,639)	$(22,035,208)
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $176,444,435. The net unrealized appreciation of investments for federal tax purposes was $86,688,662. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $100,793,903 and unrealized depreciation from investments for those securities having an excess of cost over value of $14,105,241. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2025, the Manager voluntarily waived $214,445 of its fee and reimbursed $35,190 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Manager reimbursed $5,371.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $6,963 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2025, the Fund’s expenses were offset by $680 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$45,670,137
Sales	$66,557,421
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Manager acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2024
FEDERATED HERMES MID-CAP INDEX FUND (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
24

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
25

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
26

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Mid-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2025

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—95.4%
		Communication Services—8.9%
25,634		Alphabet, Inc., Class A	$ 4,070,679
20,775		Alphabet, Inc., Class C	3,342,490
31,546		AT&T, Inc.	873,824
133	[2]	Charter Communications, Inc.	52,117
16,575		Comcast Corp., Class A	566,865
1,042		Electronic Arts, Inc.	151,184
957		Fox Corp., Class A	47,649
580		Fox Corp., Class B	26,819
5,621		Interpublic Group of Cos., Inc.	141,200
689	[2]	Live Nation Entertainment, Inc.	91,258
3,731		Match Group Holdings II LLC	110,661
9,804		Meta Platforms, Inc.	5,382,396
1,769	[2]	Netflix, Inc.	2,002,013
1,661		News Corp., Class A	45,046
491		News Corp., Class B	15,427
864		Omnicom Group, Inc.	65,802
2,615		Paramount Global, Class B	30,700
218	[2]	Take-Two Interactive Software, Inc.	50,864
2,107		T-Mobile USA, Inc.	520,324
18,500		Verizon Communications, Inc.	815,110
7,945		Walt Disney Co.	722,598
19,712	[2]	Warner Bros. Discovery, Inc.	170,903
		TOTAL	19,295,929
		Consumer Discretionary—9.8%
1,902	[2]	Airbnb, Inc.	231,892
41,451	[2]	Amazon.com, Inc.	7,644,393
1,008	[2]	Aptiv PLC	57,516
44	[2]	AutoZone, Inc.	165,554
1,383		Best Buy Co., Inc.	92,232
168		Booking Holdings, Inc.	856,679
934	[2]	Caesars Entertainment, Inc.	25,274
4,605	[2]	Carnival Corp.	84,456
5,956	[2]	Chipotle Mexican Grill, Inc.	300,897
1,246		D. R. Horton, Inc.	157,420
515		Darden Restaurants, Inc.	103,330
667	[2]	Deckers Outdoor Corp.	73,924
1,491	[2]	DoorDash, Inc.	287,599
2,105		eBay, Inc.	143,477
1,151		Expedia Group, Inc.	180,626
17,107		Ford Motor Co.	171,241
675		Garmin Ltd.	126,137
4,373		General Motors Co.	197,835
2,033		Hasbro, Inc.	125,843
1,057		Hilton Worldwide Holdings, Inc.	238,332
4,366		Home Depot, Inc.	1,573,899
1,510		Las Vegas Sands Corp.	55,372
148		Lennar Corp., Class A	16,074
1,142		LKQ Corp.	43,636
2,947		Lowe’s Cos., Inc.	658,831
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
492	[2]	Lululemon Athletica Inc.	$ 133,219
575		Marriott International, Inc., Class A	137,184
2,806		McDonald’s Corp.	896,938
983	[2]	MGM Resorts International	30,925
230	[2]	Mohawk Industries, Inc.	24,461
5,191		Nike, Inc., Class B	292,772
5,453	[2]	Norwegian Cruise Line Holdings Ltd.	87,412
253	[2]	O’Reilly Automotive, Inc.	358,046
167		Pool Corp.	48,954
890		Pulte Group, Inc.	91,296
644		Ralph Lauren Corp.	144,868
1,450		Ross Stores, Inc.	201,550
1,088		Royal Caribbean Cruises, Ltd.	233,822
3,930		Starbucks Corp.	314,597
910		Tapestry, Inc.	64,292
11,852	[2]	Tesla, Inc.	3,344,160
4,940		TJX Cos., Inc.	635,679
2,348		Tractor Supply Co.	118,856
204	[2]	Ulta Beauty, Inc.	80,711
1,069		Williams-Sonoma, Inc.	165,128
394		Wynn Resorts Ltd.	31,642
1,226		Yum! Brands, Inc.	184,439
		TOTAL	21,233,420
		Consumer Staples—5.9%
7,448		Altria Group, Inc.	440,549
2,103		Archer-Daniels-Midland Co.	100,418
587		Bunge Global Sa	46,209
1,081		Church & Dwight Co., Inc.	107,387
541		Clorox Co.	76,984
3,566		Colgate-Palmolive Co.	328,750
6,169		Conagra Brands, Inc.	152,436
683		Constellation Brands, Inc., Class A	128,090
1,833		Costco Wholesale Corp.	1,822,918
967		Dollar General Corp.	90,598
888	[2]	Dollar Tree, Inc.	72,612
1,029		Estee Lauder Cos., Inc., Class A	61,699
2,422		General Mills, Inc.	137,424
649		Hershey Foods Corp.	108,506
1,279		Hormel Foods Corp.	38,242
1,182		Kellanova	97,834
3,918		Kenvue, Inc.	92,465
2,093		Keurig Dr Pepper, Inc.	72,397
2,216		Kimberly-Clark Corp.	292,024
3,834		Kraft Heinz Co./The	111,569
2,926		Kroger Co.	211,286
627		Lamb Weston Holdings, Inc.	33,112
1,110		McCormick & Co., Inc.	85,093
757		Molson Coors Beverage Company, Class B	43,550
4,036		Mondelez International, Inc.	274,973
3,077	[2]	Monster Beverage Corp.	184,989
6,027		PepsiCo, Inc.	817,141
6,833		Philip Morris International, Inc.	1,170,903
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
10,305		Procter & Gamble Co.	$ 1,675,284
1,432		Smucker (J.M.) Co.	166,499
2,150		Sysco Corp.	153,510
3,026		Target Corp.	292,614
3,641		The Campbell’s Co.	132,751
15,503		The Coca-Cola Co.	1,124,743
3,003		Tyson Foods, Inc., Class A	183,904
3,152		Walgreens Boots Alliance, Inc.	34,577
19,064		WalMart Inc.	1,853,974
		TOTAL	12,818,014
		Energy—3.0%
3,394		APA Corp.	52,743
4,351		Baker Hughes a GE Co. LLC	154,025
6,705		Chevron Corp.	912,282
5,607		ConocoPhillips	499,696
3,236		Coterra Energy, Inc., Class A	79,476
2,887		Devon Energy Corp.	87,794
156		Diamondback Energy, Inc.	20,594
3,320		EOG Resources, Inc.	366,296
2,622		EQT Corp.	129,632
924		Expand Energy Corp.	96,004
18,220		Exxon Mobil Corp.	1,924,579
6,579		Halliburton Co.	130,396
1,215		Hess Corp.	156,796
8,495		Kinder Morgan, Inc.	223,418
1,389		Marathon Petroleum Corp.	190,862
2,969		Occidental Petroleum Corp.	117,008
2,727		ONEOK, Inc.	224,050
1,815		Phillips 66	188,869
6,156		Schlumberger Ltd.	204,687
1,487		Targa Resources, Inc.	254,128
6		Texas Pacific Land Corp.	7,733
1,391		Valero Energy Corp.	161,481
5,357		Williams Cos., Inc.	313,759
		TOTAL	6,496,308
		Financials—13.9%
2,175		Aflac, Inc.	236,379
1,165		Allstate Corp.	231,124
2,439		American Express Co.	649,774
2,608		American International Group, Inc.	212,604
423		Ameriprise Financial, Inc.	199,241
950		Aon PLC	337,051
1,236		Apollo Global Management, Inc.	168,689
1,647		Arch Capital Group Ltd.	149,350
1,118		Arthur J. Gallagher & Co.	358,531
225		Assurant, Inc.	43,367
29,099		Bank of America Corp.	1,160,468
4,410		Bank of New York Mellon Corp.	354,608
7,856	[2]	Berkshire Hathaway, Inc., Class B	4,189,212
640		BlackRock, Inc.	585,126
3,217		Blackstone, Inc.	423,711
163		Brown & Brown	18,028
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,071		Capital One Financial Co.	$ 193,058
460		Cboe Global Markets, Inc.	102,028
7,489		Charles Schwab Corp.	609,605
1,638		Chubb Ltd.	468,599
8,249		Citigroup, Inc.	564,067
3,464		Citizens Financial Group, Inc.	127,787
1,584		CME Group, Inc.	438,895
7	[2]	Corpay, Inc.	2,278
1,103		Discover Financial Services	201,485
486		Everest Group Ltd.	174,391
167		FactSet Research Systems, Inc.	72,181
2,328		Fidelity National Information Services, Inc.	183,633
2,944		Fifth Third Bancorp	105,807
2,500	[2]	Fiserv, Inc.	461,425
1,088		Global Payments, Inc.	83,025
369		Globe Life, Inc.	45,512
1,559		Goldman Sachs Group, Inc.	853,630
6,389		Huntington Bancshares, Inc.	92,832
1,925		Intercontinental Exchange, Inc.	323,342
1,969		Invesco Ltd.	27,428
11,847		JPMorgan Chase & Co.	2,898,013
2,967		KKR & Co., Inc, Class COMMON	339,039
729		M&T Bank Corp.	123,755
166		Marketaxess Holdings, Inc.	36,784
2,158		Marsh & McLennan Cos., Inc.	486,564
3,579		Mastercard, Inc.	1,961,507
3,819		MetLife, Inc.	287,838
680		Moody’s Corp.	308,122
6,313		Morgan Stanley	728,646
341		MSCI, Inc., Class A	185,883
1,819		NASDAQ, Inc.	138,626
1,928		Northern Trust Corp.	181,193
4,347	[2]	PayPal Holdings, Inc.	286,207
2,348		PNC Financial Services Group, Inc.	377,300
2,178		Principal Financial Group, Inc.	161,499
2,574		Progressive Corp., OH	725,199
2,508		Prudential Financial, Inc.	257,597
810		Raymond James Financial, Inc.	111,002
3,995		Regions Financial Corp.	81,538
1,384		S&P Global, Inc.	692,069
2,433		State Street Corp.	214,347
3,257		Synchrony Financial	169,201
2,112		T. Rowe Price Group, Inc.	187,018
1,264		The Hartford Insurance Group, Inc.	155,055
996		The Travelers Cos., Inc.	263,074
5,783		Truist Financial Corp.	221,720
6,856		U.S. Bancorp	276,571
7,574		Visa, Inc., Class A	2,616,817
1,320		W. R. Berkley Corp.	94,631
14,454		Wells Fargo & Co.	1,026,379
439		Willis Towers Watson PLC	135,124
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
585	[2]	Yuanbao, Inc., ADR	$ 9,337
		TOTAL	30,185,926
		Health Care—10.3%
6,791		Abbott Laboratories	887,923
7,758		AbbVie, Inc.	1,513,586
1,254		Agilent Technologies, Inc.	134,930
933	[2]	Align Technology, Inc.	161,689
2,361		Amgen, Inc.	686,862
2,244		Baxter International, Inc.	69,945
1,262		Becton Dickinson & Co.	261,348
643	[2]	Biogen, Inc.	77,854
695		Bio-Techne Corp.	34,993
6,477	[2]	Boston Scientific Corp.	666,289
10,663		Bristol-Myers Squibb Co.	535,283
269		Cardinal Health, Inc.	38,007
365		Cencora, Inc.	106,825
2,179	[2]	Centene Corp.	130,413
225	[2]	Charles River Laboratories International, Inc.	26,690
4,005		CVS Health Corp.	267,174
2,311		Danaher Corp.	460,652
901	[2]	Davita, Inc.	127,537
1,717	[2]	Dexcom, Inc.	122,559
2,592	[2]	Edwards Lifesciences Corp.	195,670
1,019		Elevance Health, Inc.	428,571
3,338		Eli Lilly & Co.	3,000,695
2,010		GE HealthCare Technologies, Inc.	141,363
6,473		Gilead Sciences, Inc.	689,633
786		HCA Healthcare, Inc.	271,233
2,045	[2]	Henry Schein, Inc.	132,864
2,714	[2]	Hologic, Inc.	157,955
858		Humana, Inc.	225,002
360	[2]	IDEXX Laboratories, Inc.	155,754
706	[2]	Incyte Genomics, Inc.	44,238
308	[2]	Insulet Corp.	77,705
1,567	[2]	Intuitive Surgical, Inc.	808,259
1,307	[2]	IQVIA Holdings, Inc.	202,676
10,581		Johnson & Johnson	1,653,916
814		Labcorp Holdings, Inc.	196,182
551		McKesson Corp.	392,747
5,635		Medtronic PLC	477,623
11,117		Merck & Co., Inc.	947,168
92	[2]	Mettler-Toledo International, Inc.	98,492
24,905		Pfizer, Inc.	607,931
488		Quest Diagnostics, Inc.	86,971
462		Regeneron Pharmaceuticals, Inc.	276,627
645		ResMed, Inc.	152,601
535		Revvity, Inc.	49,985
607	[2]	Solventum Corp.	40,135
432		STERIS PLC	97,088
1,227		Stryker Corp.	458,800
1,531		The Cigna Group	520,601
1,478		Thermo Fisher Scientific, Inc.	634,062
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
4,044		UnitedHealth Group, Inc.	$ 1,663,863
258		Universal Health Services, Inc., Class B	45,684
922	[2]	Vertex Pharmaceuticals, Inc.	469,759
9,770		Viatris, Inc.	82,263
261	[2]	Waters Corp.	90,758
318		West Pharmaceutical Services, Inc.	67,190
875		Zimmer Biomet Holdings, Inc.	90,169
2,614		Zoetis, Inc.	408,830
		TOTAL	22,451,622
		Industrials—8.2%
2,386		3M Co.	331,439
382		Allegion PLC	53,174
1,017		Ametek, Inc.	172,463
2,142		Automatic Data Processing, Inc.	643,885
318	[2]	Axon Enterprise, Inc.	195,029
2,686	[2]	Boeing Co.	492,183
514		Broadridge Financial Solutions, Inc.	124,594
1,223	[2]	Builders Firstsource, Inc.	146,307
522		C.H. Robinson Worldwide, Inc.	46,573
1,962		Carrier Global Corp.	122,703
2,414		Caterpillar, Inc.	746,578
2,050		Cintas Corp.	433,944
1,895	[2]	Copart, Inc.	115,652
8,475		CSX Corp.	237,893
604		Cummins, Inc.	177,479
699	[2]	Dayforce, Inc.	40,451
1,334		Deere & Co.	618,389
2,820		Delta Air Lines, Inc.	117,397
603		Dover Corp.	102,902
1,380		Eaton Corp. PLC	406,231
2,478		Emerson Electric Co.	260,463
545		Equifax, Inc.	141,771
615		Expeditors International of Washington, Inc.	67,595
1,124		Fastenal Co.	91,010
1,402		FedEx Corp.	294,883
2,912		Fortive Corp.	202,937
4,200		GE Aerospace	846,468
1,526		GE Vernova, Inc.	565,871
988	[2]	Generac Holdings, Inc.	113,007
1,115		General Dynamics Corp.	303,414
2,858		Honeywell International, Inc.	601,609
979		Howmet Aerospace, Inc.	135,670
236		Hubbell, Inc.	85,710
333		IDEX Corp.	57,932
1,174		Illinois Tool Works, Inc.	281,654
1,771		Ingersoll-Rand, Inc.	133,587
349		J. B. Hunt Transportation Services, Inc.	45,572
539		Jacobs Solutions, Inc.	66,728
2,901		Johnson Controls International PLC	243,394
828		L3Harris Technologies, Inc.	182,177
576		Leidos Holdings, Inc.	84,776
323		Lennox International, Inc.	176,600
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
921		Lockheed Martin Corp.	$ 440,008
2,429		Masco Corp.	147,222
544		Norfolk Southern Corp.	121,883
598		Northrop Grumman Corp.	290,927
826		Old Dominion Freight Lines, Inc.	126,609
1,743		Otis Worldwide Corp.	167,799
2,305		PACCAR, Inc.	207,934
566		Parker-Hannifin Corp.	342,464
682		Paychex, Inc.	100,336
207		Paycom Software, Inc.	46,863
726		Pentair PLC	65,870
649		Quanta Services, Inc.	189,956
892		Republic Services, Inc.	223,669
497		Rockwell Automation, Inc.	123,097
1,234		Rollins, Inc.	70,498
5,070		RTX Corp	639,479
519		Smith (A.O.) Corp.	35,219
550		Snap-On, Inc.	172,596
678		Stanley Black & Decker, Inc.	40,694
802		Textron, Inc.	56,437
986		Trane Technologies PLC	377,944
169		TransDigm, Inc.	238,809
9,181	[2]	Uber Technologies, Inc.	743,753
2,656		Union Pacific Corp.	572,793
1,666	[2]	United Airlines Holdings, Inc.	114,654
3,214		United Parcel Service, Inc.	306,294
287		United Rentals North America, Inc.	181,226
1,087		Veralto Corp.	104,243
987		Verisk Analytics, Inc.	292,576
195		W.W. Grainger, Inc.	199,740
1,320		Wabtec Corp.	243,857
1,140		Waste Management, Inc.	266,030
1,068		Xylem, Inc.	128,769
		TOTAL	17,688,342
		Information Technology—29.0%
2,749		Accenture PLC	822,363
2,184	[2]	Adobe, Inc.	818,956
6,137	[2]	Advanced Micro Devices, Inc.	597,437
1,953	[2]	Akamai Technologies, Inc.	157,373
3,733		Amphenol Corp., Class A	287,254
2,180		Analog Devices, Inc.	424,926
59	[2]	Ansys, Inc.	18,991
66,017		Apple, Inc.	14,028,613
4,255		Applied Materials, Inc.	641,271
4,540	[2]	Arista Networks, Inc.	373,506
945	[2]	Autodesk, Inc.	259,166
20,599		Broadcom, Inc.	3,964,690
797	[2]	Cadence Design Systems, Inc.	237,299
586		CDW Corp.	94,088
17,503		Cisco Systems, Inc.	1,010,448
2,174		Cognizant Technology Solutions Corp.	159,941
3,388		Corning, Inc.	150,359
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,082	[2]	Crowdstrike Holdings, Inc.	$ 464,037
1,371		Dell Technologies, Inc.	125,803
1,799	[2]	Enphase Energy, Inc.	80,217
249	[2]	EPAM Systems, Inc.	39,071
646	[2]	F5, Inc.	171,022
107	[2]	Fair Isaac & Co., Inc.	212,896
2,796	[2]	Fortinet, Inc.	290,113
338	[2]	Gartner, Inc., Class A	142,325
2,383		Gen Digital, Inc.	61,648
1,204	[2]	GoDaddy, Inc.	226,749
5,772		Hewlett Packard Enterprise Co.	93,622
4,121		HP, Inc.	105,374
4,064		IBM Corp.	982,757
19,029		Intel Corp.	382,483
1,230		Intuit, Inc.	771,788
1,214		Jabil, Inc.	177,924
1,455		Juniper Networks, Inc.	52,846
760	[2]	Keysight Technologies, Inc.	110,504
584		KLA Corp.	410,371
5,641		Lam Research Corp.	404,291
296		Microchip Technology, Inc.	13,640
4,896		Micron Technology, Inc.	376,747
32,397		Microsoft Corp.	12,805,238
37		Monolithic Power Systems, Inc.	21,945
734		Motorola Solutions, Inc.	323,246
2,038		NetApp, Inc.	182,911
107,626		NVIDIA Corp.	11,722,624
1,117		NXP Semiconductors NV	205,874
1,852	[2]	ON Semiconductor Corp.	73,524
6,439		Oracle Corp.	906,096
9,008	[2]	Palantir Technologies, Inc.	1,066,908
2,910	[2]	Palo Alto Networks, Inc.	543,966
529	[2]	PTC, Inc.	81,979
5,528		Qualcomm, Inc.	820,687
471		Roper Technologies, Inc.	263,798
4,584		Salesforce, Inc.	1,231,767
905	[2]	ServiceNow, Inc.	864,284
706		Skyworks Solutions, Inc.	45,382
445	[2]	Synopsys, Inc.	204,259
1,311		TE Connectivity Plc	191,904
205	[2]	Teledyne Technologies, Inc.	95,536
716		Teradyne, Inc.	53,134
4,001		Texas Instruments, Inc.	640,360
188	[2]	Tyler Technologies, Inc.	102,140
793	[2]	Verisign, Inc.	223,721
1,529	[2]	Western Digital Corp.	67,062
940	[2]	Workday, Inc.	230,300
596	[2]	Zebra Technologies Corp., Class A	149,191
		TOTAL	62,860,745
		Materials—1.9%
618		Air Products & Chemicals, Inc.	167,534
517		Albemarle Corp.	30,270
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
6,352	[3]	Amcor PLC	$ 58,438
949		Avery Dennison Corp.	162,383
1,311		Ball Corp.	68,093
2,136		CF Industries Holdings, Inc.	167,398
3,013		Corteva, Inc.	186,776
213		Dow, Inc	6,516
3,208		DuPont de Nemours, Inc.	211,696
1,679		Eastman Chemical Co.	129,283
1,108		Ecolab, Inc.	278,585
6,315		Freeport-McMoRan, Inc.	227,530
1,124		International Flavors & Fragrances, Inc.	88,189
2,317		International Paper Co.	105,841
2,093		Linde PLC	948,610
1,139		LyondellBasell Industries N.V.	66,301
51		Martin Marietta Materials	26,723
1,396		Mosaic Co./The	42,438
6,812		Newmont Corp.	358,856
1,032		Nucor Corp.	123,190
392		Packaging Corp. of America	72,759
1,020		PPG Industries, Inc.	111,037
704		Sherwin-Williams Co.	248,456
622		Steel Dynamics, Inc.	80,680
580		Vulcan Materials Co.	152,151
		TOTAL	4,119,733
		Real Estate—2.1%
677		Alexandria Real Estate Equities, Inc.	49,191
2,054		American Tower Corp.	462,992
624		Avalonbay Communities, Inc.	131,027
640		BXP, Inc.	40,787
1,347		Camden Property Trust	153,289
1,299	[2]	CBRE Group, Inc.	158,712
1,852	[2]	CoStar Group, Inc.	137,363
2,918		Crown Castle, Inc.	308,608
1,391		Digital Realty Trust, Inc.	223,311
428		Equinix, Inc.	368,401
282		Essex Property Trust, Inc.	78,720
932		Extra Space Storage, Inc.	136,557
339		Federal Realty Investment Trust	31,873
3,074		Healthpeak Properties, Inc.	54,840
10,121		Host Hotels & Resorts, Inc.	142,908
1,291		Iron Mountain, Inc.	115,764
2,986		Kimco Realty Corp.	59,660
514		Mid-American Apartment Communities, Inc.	82,060
3,132		ProLogis, Inc.	320,090
1,048		Public Storage	314,851
3,846		Realty Income Corp.	222,530
717		Regency Centers Corp.	51,753
473		SBA Communications, Corp.	115,128
1,989		Simon Property Group, Inc.	313,029
1,323		UDR, Inc.	55,407
1,921		Ventas, Inc.	134,624
1,339		VICI Properties, Inc.	42,875
Semi-Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
1,964		Welltower, Inc.	$ 299,687
		TOTAL	4,606,037
		Utilities—2.4%
3,125		AES Corp.	31,250
1,128		Alliant Energy Corp.	68,853
131		Ameren Corp.	13,000
2,343		American Electric Power Co., Inc.	253,841
856		American Water Works Co., Inc.	125,841
1,313		CMS Energy Corp.	96,702
551		Consolidated Edison Co.	62,125
1,375		Constellation Energy Corp.	307,230
1,774		Dominion Energy, Inc.	96,470
911		DTE Energy Co.	124,807
4,288		Duke Energy Corp.	523,222
3,491		Edison International	186,803
1,885		Entergy Corp.	156,775
1,011		Evergy, Inc.	69,860
1,612		EverSource Energy	95,882
4,418		Exelon Corp.	207,204
2,254		FirstEnergy, Corp.	96,652
10,519		NextEra Energy, Inc.	703,511
2,065		NiSource, Inc.	80,762
1,948		NRG Energy, Inc.	213,462
9,640		P G & E Corp.	159,253
500		Pinnacle West Capital Corp.	47,590
3,245		PPL Corp.	118,443
2,190		Public Service Enterprises Group, Inc.	175,047
2,784		Sempra Energy	206,768
5,987		Southern Co.	550,145
2,295		Vistra Corp.	297,501
1,396		WEC Energy Group, Inc.	152,890
1,019		Xcel Energy, Inc.	72,043
		TOTAL	5,293,932
		TOTAL COMMON STOCKS (IDENTIFIED COST $51,582,554)	207,050,008
		INVESTMENT COMPANY—4.3%
9,277,881		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4] (IDENTIFIED COST $9,277,881)	9,277,881
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $60,860,435)[5]	216,327,889
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	642,076
		NET ASSETS—100%	$216,969,965
At April 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	36	$10,056,600	June 2025	$106,414
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$6,142,743
Purchases at Cost	$20,876,610
Proceeds from Sales	$(17,741,472)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$9,277,881
Shares Held as of 4/30/2025	9,277,881
Dividend Income	$186,669

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,056,600 at April 30, 2025, which represents 4.6% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.67	$7.01	$7.52	$10.48	$9.21	$9.91
Income From Investment Operations:
Net investment income[1]	0.00[2]	0.01	0.02	0.01	0.00[2]	0.04
Net realized and unrealized gain (loss)	(0.12)	2.19	0.55	(1.42)	3.28	0.68
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	2.20	0.57	(1.41)	3.28	0.72
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(0.91)	(1.54)	(1.08)	(1.55)	(2.01)	(1.42)
Net Asset Value, End of Period	$6.64	$7.67	$7.01	$7.52	$10.48	$9.21
Total Return[3]	(2.52)%	36.36%	8.48%	(15.74)%	40.91%	8.04%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5,6]	1.41%[6]	1.41%	1.41%	1.41%	1.42%[6]
Net investment income	0.07%[5]	0.15%	0.34%	0.10%	0.03%	0.46%
Expense waiver/reimbursement[7]	0.15%[5]	0.16%	0.18%	0.11%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,455	$32,710	$26,832	$26,374	$35,915	$30,451
Portfolio turnover[8]	17%	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.41%, 1.41% and 1.42% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.09	$7.31	$7.81	$10.81	$9.44	$10.12
Income From Investment Operations:
Net investment income[1]	0.01	0.03	0.05	0.03	0.03	0.07
Net realized and unrealized gain (loss)	(0.13)	2.31	0.56	(1.47)	3.37	0.70
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	2.34	0.61	(1.44)	3.40	0.77
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.03)	(0.04)	(0.08)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(0.92)	(1.56)	(1.11)	(1.56)	(2.03)	(1.45)
Net Asset Value, End of Period	$7.05	$8.09	$7.31	$7.81	$10.81	$9.44
Total Return[2]	(2.40)%	36.82%	8.75%	(15.48)%	41.28%	8.39%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4,5]	1.10%[5]	1.10%	1.11%	1.10%	1.11%[5]
Net investment income	0.37%[4]	0.45%	0.65%	0.40%	0.34%	0.75%
Expense waiver/reimbursement[6]	0.16%[4]	0.16%	0.18%	0.13%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,179	$42,125	$32,131	$32,551	$42,899	$35,879
Portfolio turnover[7]	17%	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.11%, 1.10% and 1.11% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.47	$7.59	$8.06	$11.10	$9.64	$10.31
Income From Investment Operations:
Net investment income[1]	0.04	0.09	0.11	0.10	0.11	0.14
Net realized and unrealized gain (loss)	(0.14)	2.40	0.58	(1.51)	3.45	0.70
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	2.49	0.69	(1.41)	3.56	0.84
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.10)	(0.10)	(0.11)	(0.14)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(0.95)	(1.61)	(1.16)	(1.63)	(2.10)	(1.51)
Net Asset Value, End of Period	$7.42	$8.47	$7.59	$8.06	$11.10	$9.64
Total Return[2]	(2.06)%	37.73%	9.64%	(14.78)%	42.34%	9.16%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4,5]	0.36%[5]	0.36%	0.36%	0.36%	0.36%[5]
Net investment income	1.12%[4]	1.19%	1.43%	1.15%	1.07%	1.50%
Expense waiver/reimbursement[6]	0.19%[4]	0.19%	0.21%	0.15%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,417	$86,244	$69,518	$115,854	$159,314	$119,545
Portfolio turnover[7]	17%	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.36%, 0.36% and 0.36% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.14	$7.35	$7.84	$10.85	$9.46	$10.14
Income From Investment Operations:
Net investment income[1]	0.03	0.07	0.08	0.07	0.08	0.11
Net realized and unrealized gain (loss)	(0.14)	2.31	0.57	(1.48)	3.38	0.70
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	2.38	0.65	(1.41)	3.46	0.81
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.08)	(0.07)	(0.08)	(0.12)
Distributions from net realized gain	(0.90)	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(0.93)	(1.59)	(1.14)	(1.60)	(2.07)	(1.49)
Net Asset Value, End of Period	$7.10	$8.14	$7.35	$7.84	$10.85	$9.46
Total Return[2]	(2.17)%	37.31%	9.32%	(15.12)%	42.02%	8.87%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4,5]	0.66%[5]	0.66%	0.66%	0.66%	0.66%[5]
Net investment income	0.82%[4]	0.89%	1.09%	0.85%	0.77%	1.23%
Expense waiver/reimbursement[6]	0.44%[4]	0.45%	0.47%	0.40%	0.39%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,919	$67,661	$58,899	$60,644	$90,795	$72,477
Portfolio turnover[7]	17%	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.66%, 0.66% and 0.66% for the six months ended April 30, 2025 and for the years ended October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2025 (unaudited)

Assets:
Investment in securities, at value including, $57,850 of securities loaned and including $9,277,881 of investment in an affiliated holding* (identified cost $60,860,435, including $9,277,881 of identified cost in an affiliated holding)	$216,327,889
Due from broker (Note 2)	790,204
Income receivable	122,106
Receivable for shares sold	111,489
Income receivable from an affiliated holding	33,668
Receivable for variation margin on futures contracts	8,410
Prepaid expenses	6,730
Total Assets	217,400,496
Liabilities:
Payable for shares redeemed	$128,166
Payable for portfolio accounting fees	108,551
Payable for collateral due to broker for securities lending (Note 2)	61,308
Payable for distribution services fee (Note 5)	38,815
Payable for transfer agent fees (Note 2)	34,576
Payable for other service fees (Notes 2 and 5)	27,525
Payable for custodian fees	21,924
Payable for investments purchased	8,775
Payable for management fee (Note 5)	891
TOTAL LIABILITIES	430,531
Net assets for 30,415,375 shares outstanding	$216,969,965
Net Assets Consist of:
Paid-in capital	$53,326,713
Total distributable earnings (loss)	163,643,252
NET ASSETS	$216,969,965
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($30,455,144 ÷ 4,589,348 shares outstanding) no par value, unlimited shares authorized	$6.64
Offering price per share	$6.64
Redemption proceeds per share (99.00/100 of $6.64)	$6.57
Class R Shares:
Net asset value per share ($44,178,675 ÷ 6,264,541 shares outstanding) no par value, unlimited shares authorized	$7.05
Offering price per share	$7.05
Redemption proceeds per share	$7.05
Institutional Shares:
Net asset value per share ($80,417,269 ÷ 10,837,714 shares outstanding) no par value, unlimited shares authorized	$7.42
Offering price per share	$7.42
Redemption proceeds per share	$7.42
Service Shares:
Net asset value per share ($61,918,877 ÷ 8,723,772 shares outstanding) no par value, unlimited shares authorized	$7.10
Offering price per share	$7.10
Redemption proceeds per share	$7.10

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2025 (unaudited)

Investment Income:
Dividends (including $185,800 received from an affiliated holding* and net of foreign taxes withheld of $329)	$1,685,441
Net income on securities loaned (includes $869 earned from an affiliated holding* related to cash collateral balances) (Note 2)	356
TOTAL INCOME	1,685,797
Expenses:
Management fee (Note 5)	$341,630
Custodian fees	13,859
Transfer agent fees (Note 2)	137,303
Directors’/Trustees’ fees (Note 5)	2,337
Auditing fees	15,910
Legal fees	4,199
Distribution services fee (Note 5)	332,244
Other service fees (Notes 2 and 5)	121,688
Portfolio accounting fees	74,539
Share registration costs	34,227
Printing and postage	14,164
Miscellaneous (Note 5)	42,755
TOTAL EXPENSES	1,134,855
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(175,510)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(109,808)
Reduction of custodian fees (Note 6)	(554)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(285,872)
Net expenses	848,983
Net investment income	836,814
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	9,751,099
Net realized loss on futures contracts	(776,331)
Net change in unrealized appreciation of investments	(14,509,551)
Net change in unrealized appreciation of futures contracts	89,459
Net realized and unrealized gain (loss) on investments and futures contracts	(5,445,324)
Change in net assets resulting from operations	$(4,608,510)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2025	Year Ended 10/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$836,814	$1,774,517
Net realized gain	8,974,768	24,631,636
Net change in unrealized appreciation/depreciation	(14,420,092)	40,254,438
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,608,510)	66,660,591
Distributions to Shareholders:
Class C Shares	(3,824,843)	(5,861,972)
Class R Shares	(4,924,910)	(6,782,479)
Institutional Shares	(9,357,789)	(14,483,467)
Service Shares	(7,756,870)	(12,697,186)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,864,412)	(39,825,104)
Share Transactions:
Proceeds from sale of shares	19,773,242	26,881,058
Net asset value of shares issued to shareholders in payment of distributions declared	25,237,805	38,844,297
Cost of shares redeemed	(26,307,260)	(51,201,648)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,703,787	14,523,707
Change in net assets	(11,769,135)	41,359,194
Net Assets:
Beginning of period	228,739,100	187,379,906
End of period	$216,969,965	$228,739,100
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $285,872 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$13,481	$—
Class R Shares	64,884	(834)
Institutional Shares	32,162	(14,605)
Service Shares	26,776	(12,915)
TOTAL	$137,303	$(28,354)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$40,234
Service Shares	81,454
TOTAL	$121,688
For the six months ended April 30, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,192,330. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required
Semi-Annual Financial Statements and Additional Information

to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$57,850	$61,308
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$106,414*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(776,331)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$89,459
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	179,084	$1,251,111	238,121	$1,662,455
Shares issued to shareholders in payment of distributions declared	499,520	3,611,592	885,596	5,536,678
Shares redeemed	(356,277)	(2,572,533)	(686,264)	(4,790,400)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	322,327	$2,290,170	437,453	$2,408,733
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,571,261	$11,507,839	1,274,472	$9,524,012
Shares issued to shareholders in payment of distributions declared	640,217	4,921,306	1,025,041	6,777,541
Shares redeemed	(1,153,402)	(8,249,119)	(1,486,127)	(11,283,118)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,058,076	$8,180,026	813,386	$5,018,435
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	531,853	$4,121,014	1,560,613	$12,159,941
Shares issued to shareholders in payment of distributions declared	1,125,889	9,094,940	2,025,203	14,055,816
Shares redeemed	(1,006,531)	(8,276,952)	(2,564,423)	(19,973,400)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	651,211	$4,939,002	1,021,393	$6,242,357
	Six Months Ended 4/30/2025		Year Ended 10/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	388,051	$2,893,278	476,138	$3,534,650
Shares issued to shareholders in payment of distributions declared	984,176	7,609,967	1,871,384	12,474,262
Shares redeemed	(963,456)	(7,208,656)	(2,050,687)	(15,154,730)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	408,771	$3,294,589	296,835	$854,182
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,440,385	$18,703,787	2,569,067	$14,523,707
4. FEDERAL TAX INFORMATION
At April 30, 2025, the cost of investments for federal tax purposes was $60,860,435. The net unrealized appreciation of investments for federal tax purposes was $155,573,868. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $156,868,414 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,294,546. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2025, the Manager voluntarily waived $170,400 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2025, the Adviser reimbursed $5,110.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$120,752	$—
Class R Shares	111,610	—
Service Shares	99,882	(81,454)
TOTAL	$332,244	$(81,454)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2025, FSC retained $76,789 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2025, FSC retained $173 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2025, FSSC received $2,353 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2025, the Fund’s expenses were offset by $554 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2025, were as follows:
Purchases	$36,956,167
Sales	$48,390,760
Semi-Annual Financial Statements and Additional Information

8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2025, the Fund had no outstanding loans. During the six months ended April 30, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2025, there were no outstanding loans. During the six months ended April 30, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
federated HERMES max-cap index fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Max-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Mid-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Index Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2025